Equity Incentive Programs Schedule of Restricted Stock and Restricted Stock Units activity (Details) (USD $)	0 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Jan. 03, 2012	Aug. 02, 2011	Jan. 02, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated future compensation expense				$ 22,000,000				22,000,000
Estimated future compensation expense within one year				4,200,000				4,200,000
Estimated future compensation expense within two years				10,700,000				10,700,000
Estimated future compensation expense within three years				6,200,000				6,200,000
Estimated future compensation expense within four years				900,000				900,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days dividends will be paid after vesting, maximum						45 days
Granted (in shares)		709	119,315	706,490	408,146	408,146	310,651
Granted, weighted-average grant date fair value per share (in usd per share)	$ 14.34	$ 32.32	$ 41.26	$ 23.44	$ 20.39	$ 20.39
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		1,177	14,625	17,767	32,671	32,671	15,760	0
Granted, weighted-average grant date fair value per share (in usd per share)	$ 14.34	$ 30.01	$ 38.86	$ 23.45	$ 20.72	$ 20.72
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days dividends will be paid after vesting, maximum				45 days
Granted (in shares)									0
Compensation expense				5,000,000	3,900,000	4,800,000	2,900,000	2,000,000	1,300,000	1,600,000
Estimated future compensation expense				17,200,000		6,900,000		17,200,000
Estimated future compensation expense within one year				2,300,000				2,300,000
Estimated future compensation expense within two years				8,200,000				8,200,000
Estimated future compensation expense within three years				5,800,000				5,800,000
Estimated future compensation expense within four years				$ 900,000				900,000